UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/18

Item 1. Schedule of Investments.

FRANKLIN ETF TRUST

Statement of Investments, February 28, 2018 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

,

	Principal
	Amount	Value

U.S. Government and Agency Securities 34.1%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$56,171	$54,691
Federal Farm Credit Banks, 2.07%, 1/04/21	3,000,000	2,966,643
FHLB, 1.375%, 6/12/20	1,400,000	1,366,239
FHLMC, 1.25%, 10/02/19	1,500,000	1,477,162
FHLMC, 1.375%, 5/01/20	1,525,000	1,495,044
FHLMC, 2.375%, 1/13/22	1,000,000	991,956
FICO D-P, Strip, 9/26/19	1,585,000	1,530,678
FICO E-P, Strip, 11/02/18	225,000	221,932
FNMA, 1.75%, 11/26/19	1,300,000	1,289,064
FNMA, 2.625%, 9/06/24	350,000	344,833
FNMA, 6.625%, 11/15/30	250,000	338,132
FNMA, 7.125%, 1/15/30	250,000	345,727
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,227,999
Israel Government Agency for International Development Bonds, 5.50%, 9/18/23	1,500,000	1,704,044
[a]KE Export Leasing 2013-A LLC, secured note, FRN, 2.214%, (3-Month USD LIBOR +
0.23%), 2/28/25	1,203,530	1,198,849
Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	270,405
Private Export Funding Corp.,
secured note, 4.30%, 12/15/21	1,500,000	1,586,179
secured note, LL, 2.25%, 3/15/20	1,600,000	1,593,790
senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,541,788
Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	829,201
Tunisia Government Agency for International Development Bonds, 1.416%, 8/05/21	1,338,000	1,285,417
U.S. Treasury Note,
0.875%, 6/15/19	2,000,000	1,967,813
1.00%, 8/31/19	1,500,000	1,473,721
1.00%, 11/15/19	3,000,000	2,939,004
1.25%, 1/31/20	2,000,000	1,962,578
1.375%, 1/15/20	4,000,000	3,936,094
1.375%, 5/31/20	2,000,000	1,958,438
1.375%, 8/31/20	1,500,000	1,464,580
1.375%, 10/31/20	1,500,000	1,461,562
1.50%, 11/30/19	2,500,000	2,468,945
1.50%, 4/15/20	1,500,000	1,475,391
1.50%, 7/15/20	2,000,000	1,961,680
1.625%, 12/31/19	1,500,000	1,483,389
[b]Index Linked, 0.125%, 7/15/24	2,387,975	2,323,866
[b]Index Linked, 0.625%, 7/15/21	2,187,640	2,212,973
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	119,904
Total U.S. Government and Agency Securities (Cost $53,608,812)		52,869,711

Mortgage-Backed Securities 65.5%
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 18.5%
FHLMC, 1.83%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	1,500,000	1,502,737
FHLMC, 1.88%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	284,973	285,584
FHLMC, 1.94%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	678,015	681,111
FHLMC, 1.95%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	494,779	497,481
FHLMC, 1.984%, (1-Month USD LIBOR +/- MBS Margin) ,12/25/26	1,478,299	1,492,763
FHLMC, 2.921%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	38,469	40,437
FHLMC, 2.988%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	64,575	67,507
FHLMC, 3.088%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	144,174	150,982

  libertyshares.com                                                                                   Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.13%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	$398,261	$412,692
FHLMC, 3.204%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	115,507	122,355
FHLMC, 3.237%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	66,373	70,365
FHLMC, 3.247%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	95,158	100,445
FHLMC, 3.274%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	349,893	365,111
FHLMC, 3.286%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	33,288	35,180
FHLMC, 3.288%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	6,002	6,292
FHLMC, 3.288%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	900,423	945,589
FHLMC, 3.294%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	149,667	155,853
FHLMC, 3.305%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	404,979	426,976
FHLMC, 3.31%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	1,666	1,702
FHLMC, 3.319%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/36	376,634	394,803
FHLMC, 3.324%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	1,330	1,390
FHLMC, 3.327%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	808,555	853,899
FHLMC, 3.339%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	739,862	776,832
FHLMC, 3.344%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	215,011	227,133
FHLMC, 3.362%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	76,706	79,775
FHLMC, 3.369%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	90,238	95,189
FHLMC, 3.373%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	524,249	549,193
FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	13,440	14,125
FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	28,480	30,118
FHLMC, 3.377%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	9,590	9,742
FHLMC, 3.381%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	4,723	4,932
FHLMC, 3.393%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/38	227,381	241,960
FHLMC, 3.398%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	8,263	8,683
FHLMC, 3.404%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	30,243	31,604
FHLMC, 3.406%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	19,739	20,832
FHLMC, 3.426%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	132,382	137,873
FHLMC, 3.427%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	124,925	131,041
FHLMC, 3.43%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	357	363
FHLMC, 3.434%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	12,698	13,391
FHLMC, 3.434%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	27,892	29,254
FHLMC, 3.436%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34	443,552	471,032
FHLMC, 3.439%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	47,267	49,279
FHLMC, 3.441%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	27,521	28,697
FHLMC, 3.454%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,776,667	1,860,692
FHLMC, 3.46%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	484,247	507,507
FHLMC, 3.465%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	259,217	273,070
FHLMC, 3.465%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	114,810	120,284
FHLMC, 3.467%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	56,707	59,651
FHLMC, 3.469%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	226,595	237,931
FHLMC, 3.475%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	286,460	301,204
FHLMC, 3.494%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	945,390	991,003
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	24,109	25,405
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	33,383	35,127
FHLMC, 3.50%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	16,567	17,397
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	70,942	74,758
FHLMC, 3.50%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	189,220	199,166
FHLMC, 3.50%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	870,640	917,796
FHLMC, 3.503%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,069	1,124
FHLMC, 3.506%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	27,518	29,184
FHLMC, 3.516%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	59,009	62,424

  libertyshares.com                                                                                   Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.525%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	$804,216	$846,065
FHLMC, 3.533%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	69,618	73,057
FHLMC, 3.536%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	342,054	356,869
FHLMC, 3.539%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	97,361	102,498
FHLMC, 3.541%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	870,559	914,224
FHLMC, 3.546%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	56,794	59,788
FHLMC, 3.552%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,703,179	1,790,014
FHLMC, 3.552%, (12-Month USD LIBOR +/- MBS Margin), 6/01/41	302,852	317,665
FHLMC, 3.554%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	489,312	515,109
FHLMC, 3.564%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,966	5,189
FHLMC, 3.574%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	21,610	22,549
FHLMC, 3.576%, (12-Month USD LIBOR +/- MBS Margin), 8/01/42	316,771	331,106
FHLMC, 3.581%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	63,811	67,200
FHLMC, 3.584%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	6,924	7,291
FHLMC, 3.586%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	20,265	21,349
FHLMC, 3.591%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	93,499	98,529
FHLMC, 3.591%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	275,044	289,705
FHLMC, 3.596%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	47,750	50,237
FHLMC, 3.596%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	124,819	131,473
FHLMC, 3.597%, (12-Month USD LIBOR +/- MBS Margin), 8/01/41	997,260	1,044,552
FHLMC, 3.599%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	135,936	140,771
FHLMC, 3.603%, (12-Month USD LIBOR +/- MBS Margin), 5/01/40	1,509,841	1,591,140
FHLMC, 3.606%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	193,498	205,177
FHLMC, 3.61%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	236,789	247,776
FHLMC, 3.619%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	13,815	14,569
FHLMC, 3.624%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	653,321	690,437
FHLMC, 3.632%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	28,305	29,906
FHLMC, 3.649%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	5,908	6,103
FHLMC, 3.658%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	149,702	158,737
FHLMC, 3.659%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	91,965	97,492
FHLMC, 3.683%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	5,285	5,496
FHLMC, 3.687%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	450,561	478,744
FHLMC, 3.696%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	248,852	262,246
FHLMC, 3.728%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	348,895	367,213
FHLMC, 3.838%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	17,799	18,642
FHLMC, 3.962%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	9,395	9,912
FHLMC, 5.502%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,851	1,871
		28,646,726

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.1%
FHLMC, 2.396%, 6/25/22	1,500,000	1,471,869
FHLMC, 2.51%, 11/25/22	1,585,000	1,557,125
FHLMC, 2.573%, 9/25/22	1,008,000	994,080
FHLMC, 2.637%, 1/25/23	915,000	903,420
FHLMC, 3.06%, 7/25/23	1,590,000	1,596,907
FHLMC, 3.25%, 4/25/23	1,200,000	1,216,755
FHLMC, 3.30%, 4/25/23	1,250,000	1,270,057
FHLMC, 3.31%, 5/25/23	1,600,000	1,630,590
FHLMC, 3.32%, 2/25/23	1,250,000	1,271,290
FHLMC, 3.458%, 8/25/23	1,562,000	1,599,099
FHLMC, 3.49%, 1/25/24	1,500,000	1,538,233

  libertyshares.com                                                                                   Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
[d]FHLMC, 3.50%, 3/15/46	$1,650,000	$1,648,324
FHLMC, 3.527%, 10/25/23	2,000,000	2,060,661
FHLMC, 3.531%, 7/25/23	1,500,000	1,540,787
		20,299,197

[c] Federal National Mortgage Association (FNMA) Adjustable Rate 27.2%
FNMA, 2.453%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	1,099	1,142
FNMA, 2.547%, (11th District COF +/- MBS Margin), 8/01/29	43,364	43,807
FNMA, 2.552%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	339	343
FNMA, 2.57%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/18	7	7
FNMA, 2.596%, (12-Month Treasury Average +/- MBS Margin), 1/01/31	22,968	22,800
FNMA, 2.601%, (12-Month Treasury Average +/- MBS Margin), 6/01/40	84,786	87,382
FNMA, 2.601%, (12-Month Treasury Average +/- MBS Margin), 7/01/40	4,399	4,384
FNMA, 2.601%, (12-Month Treasury Average +/- MBS Margin), 11/01/40	25,877	26,194
FNMA, 2.611%, (11th District COF +/- MBS Margin), 8/01/37	1,375,115	1,416,184
FNMA, 2.676%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	5,966	6,068
FNMA, 2.733%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,420	2,522
FNMA, 2.777%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	4,006	4,063
FNMA, 2.841%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/23	8,737	8,958
FNMA, 2.875%, (6-Month USD LIBOR +/- MBS Margin), 10/01/34	8,225	8,429
FNMA, 2.876%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/32	1,480	1,545
FNMA, 2.96%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	7,107	7,237
FNMA, 2.96%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	10,724	11,359
FNMA, 2.963%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	9,863	10,166
FNMA, 3.005%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	17,778	18,420
FNMA, 3.008%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	3,066	3,156
FNMA, 3.016%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	591,822	611,199
FNMA, 3.018%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	7,737	7,849
FNMA, 3.043%, (6-Month US T-Bill +/- MBS Margin), 1/01/20	512	515
FNMA, 3.049%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	3,535	3,663
FNMA, 3.05%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	17,025	17,631
FNMA, 3.05%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	9,175	9,366
FNMA, 3.05%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	11,564	11,990
FNMA, 3.059%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	7,644	7,917
FNMA, 3.06%, (12-Month Treasury Average +/- MBS Margin), 10/01/35	356,005	371,412
FNMA, 3.062%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	7,438	7,660
FNMA, 3.07%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	8,487	8,789
FNMA, 3.079%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	47,162	49,254
FNMA, 3.083%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	60,845	63,567
FNMA, 3.084%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	10,054	10,447
FNMA, 3.105%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	26,837	27,849
FNMA, 3.109%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	112,892	117,199
FNMA, 3.11%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	44,752	47,725
FNMA, 3.111%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	54,283	56,923
FNMA, 3.115%, (6-Month US T-Bill +/- MBS Margin), 4/01/18	73	73
FNMA, 3.115%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	4,055	4,229
FNMA, 3.116%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	100,698	104,560
FNMA, 3.127%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	411,384	430,322
FNMA, 3.13%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	172,232	180,112
FNMA, 3.161%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	28,208	29,198
FNMA, 3.162%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	269,383	282,055

  libertyshares.com                                                                                   Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.165%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	$379,115	$393,681
FNMA, 3.165%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	131,249	137,411
FNMA, 3.168%, (12-Month Treasury Average +/- MBS Margin), 10/01/35	943,489	985,711
FNMA, 3.169%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	62,532	65,471
FNMA, 3.17%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	21,191	22,391
FNMA, 3.18%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	40,598	42,115
FNMA, 3.183%, (12-Month Treasury Average +/- MBS Margin), 11/01/35	60,914	63,825
FNMA, 3.192%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	17,329	18,046
FNMA, 3.193%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	56,662	58,962
FNMA, 3.195%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	129,686	134,834
FNMA, 3.198%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	89,930	94,909
FNMA, 3.198%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	11,919	12,715
FNMA, 3.21%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	263,043	271,720
FNMA, 3.212%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	187,926	196,832
FNMA, 3.215%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	21,705	22,498
FNMA, 3.218%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	7,976	8,278
FNMA, 3.222%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	75,300	79,457
FNMA, 3.226%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	33,524	34,865
FNMA, 3.23%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	37,484	39,440
FNMA, 3.252%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	220,648	228,418
FNMA, 3.261%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	1,296,973	1,346,634
FNMA, 3.27%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	89,351	94,447
FNMA, 3.273%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	46,810	48,829
FNMA, 3.275%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	130,432	137,612
FNMA, 3.279%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	20,969	21,868
FNMA, 3.281%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	974,994	1,032,283
FNMA, 3.282%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	1,012	1,048
FNMA, 3.283%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,847	7,104
FNMA, 3.287%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	82,158	87,275
FNMA, 3.301%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	2,046,775	2,165,088
FNMA, 3.304%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	153,818	161,866
FNMA, 3.31%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	199,503	209,068
FNMA, 3.311%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	10,265	10,714
FNMA, 3.311%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	189,260	199,869
FNMA, 3.312%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	330,599	348,894
FNMA, 3.313%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	83,714	88,217
FNMA, 3.316%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	23,254	24,188
FNMA, 3.321%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	16,944	17,843
FNMA, 3.321%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,707,303	2,859,860
FNMA, 3.322%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	36,031	37,655
FNMA, 3.323%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	328,061	343,473
FNMA, 3.341%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	12,785	13,206
FNMA, 3.349%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	152,772	160,375
FNMA, 3.357%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	2,756	2,843
FNMA, 3.357%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	14,214	15,024
FNMA, 3.357%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	222,730	233,036
FNMA, 3.358%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	6,370	6,627
FNMA, 3.36%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,353	1,431
FNMA, 3.366%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	117,751	124,243
FNMA, 3.367%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	315,122	333,116
FNMA, 3.372%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	17,032	17,793
FNMA, 3.372%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	672,783	704,430

  libertyshares.com                                                                                   Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.372%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	$1,750,362	$1,847,419
FNMA, 3.372%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	464,255	490,898
FNMA, 3.374%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	14,448	15,334
FNMA, 3.375%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	42,808	44,836
FNMA, 3.376%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	3,614	3,758
FNMA, 3.386%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	17,960	18,810
FNMA, 3.389%, (12-Month Treasury Average +/- MBS Margin), 5/01/36	147,734	155,958
FNMA, 3.394%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	41,499	43,619
FNMA, 3.394%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	16,204	16,928
FNMA, 3.396%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	3,152	3,306
FNMA, 3.40%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,536	1,567
FNMA, 3.40%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	14,451	15,159
FNMA, 3.404%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	123,363	128,112
FNMA, 3.404%, (12-Month USD LIBOR +/- MBS Margin), 11/01/37	355,543	371,193
FNMA, 3.409%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	70,703	74,257
FNMA, 3.426%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	313,476	327,716
FNMA, 3.437%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	185,568	194,990
FNMA, 3.438%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	164,564	173,561
FNMA, 3.44%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	62,758	65,088
FNMA, 3.44%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	72,541	75,550
FNMA, 3.444%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	512,793	539,056
FNMA, 3.452%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	405,117	425,803
FNMA, 3.454%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	66,150	69,286
FNMA, 3.456%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	3,094	3,167
FNMA, 3.456%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	251,826	264,626
FNMA, 3.465%, (12-Month Treasury Average +/- MBS Margin), 10/01/36	129,617	137,142
FNMA, 3.466%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	30,772	32,222
FNMA, 3.469%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	513,058	527,353
FNMA, 3.47%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	87,063	90,724
FNMA, 3.471%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	96,363	101,230
FNMA, 3.473%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	21,127	21,575
FNMA, 3.476%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	328,414	344,436
FNMA, 3.477%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,050,824	1,104,739
FNMA, 3.479%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	5,795	6,075
FNMA, 3.481%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	659,153	691,391
FNMA, 3.484%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	127,130	133,715
FNMA, 3.486%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	4,123	4,261
FNMA, 3.49%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	640,096	672,408
FNMA, 3.491%, (12-Month Treasury Average +/- MBS Margin), 9/01/36	92,997	98,426
FNMA, 3.491%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	215,229	226,780
FNMA, 3.492%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	84,529	88,841
FNMA, 3.50%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	82,530	86,844
FNMA, 3.50%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	694,853	729,618
FNMA, 3.505%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	7,282	7,665
FNMA, 3.506%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	23,742	24,974
FNMA, 3.511%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	279,894	294,754
FNMA, 3.512%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	357,500	376,938
FNMA, 3.515%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	275,747	291,219
FNMA, 3.517%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	13,971	14,578
FNMA, 3.517%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	17,589	18,486
FNMA, 3.518%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	42,853	44,814
FNMA, 3.523%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	12,738	13,290

  libertyshares.com                                                                                   Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.527%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	$62,165	$65,429
FNMA, 3.528%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	2,860,064	3,006,147
FNMA, 3.529%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	35,507	37,432
FNMA, 3.531%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	151,263	158,201
FNMA, 3.533%, (12-Month USD LIBOR +/- MBS Margin), 3/01/37	433,758	456,419
FNMA, 3.536%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	174,818	183,902
FNMA, 3.54%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	4,420	4,668
FNMA, 3.548%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	96,772	101,873
FNMA, 3.548%, (12-Month USD LIBOR +/- MBS Margin), 12/01/43	2,699,297	2,832,794
FNMA, 3.553%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	372,158	393,179
FNMA, 3.553%, (12-Month USD LIBOR +/- MBS Margin), 9/01/39	297,768	312,795
FNMA, 3.558%, (12-Month USD LIBOR +/- MBS Margin), 7/01/41	280,597	294,189
FNMA, 3.56%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	1,342,161	1,404,385
FNMA, 3.566%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	520,586	544,966
FNMA, 3.568%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	63,739	66,690
FNMA, 3.569%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,738	1,833
FNMA, 3.57%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	33,862	35,577
FNMA, 3.579%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	719,112	757,939
FNMA, 3.591%, (12-Month USD LIBOR +/- MBS Margin), 9/01/38	194,822	204,384
FNMA, 3.598%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	162,004	170,084
FNMA, 3.604%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	69,171	72,869
FNMA, 3.605%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	249,061	262,516
FNMA, 3.605%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	55,824	58,744
FNMA, 3.617%, (11th District COF +/- MBS Margin), 10/01/27	459	458
FNMA, 3.656%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	49,391	52,051
FNMA, 3.659%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	13,619	14,252
FNMA, 3.694%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	74,906	78,944
FNMA, 3.695%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	17,182	17,787
FNMA, 3.698%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	104,829	110,197
FNMA, 3.71%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	10,303	10,767
FNMA, 3.73%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	66,457	70,489
FNMA, 3.739%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	85,999	90,607
FNMA, 3.75%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	113,829	120,858
FNMA, 3.752%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	208,048	219,640
FNMA, 3.836%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	47,414	50,479
FNMA, 3.864%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	114,105	120,194
FNMA, 4.196%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	44,894	48,275
FNMA, 4.202%, (11th District COF +/- MBS Margin), 8/01/28	30,086	31,994
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	151,134	154,274
FNMA, 5.375%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	937	971
		42,086,955

Federal National Mortgage Association (FNMA) Fixed Rate 4.6%
FNMA, 3.00%, 2/01/32	3,786,301	3,775,166
FNMA, 3.00%, 1/01/33	2,070,859	2,065,174
[d]FNMA, 4.00%, 3/15/46	1,250,000	1,280,591
		7,120,931

  libertyshares.com                                                                                   Quarterly Statement of Investments | See Notes to Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate 2.1%
GNMA, 3.50%, 10/20/47	$3,259,069	$3,282,449
Total Mortgage-Backed Securities (Cost $102,646,020)		101,436,258
Total Investments before Short Term Investments
(Cost $156,254,832)		154,305,969
	Shares

Short Term Investments (Cost $4,114,862) 2.7%
Money Market Funds 2.7%
[e,f]Institutional Fiduciary Trust Money Market Portfolio, 1.02%	4,114,862	4,114,862
Total Investments (Cost $160,369,694) 102.3%		158,420,831
Other Assets, less Liabilities (2.3)%		(3,515,696)
Net Assets 100.0%		$154,905,135

aThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
bPrincipal amount of security is adjusted for inflation.
cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
dSecurity purchased on a to-be-announced (TBA) basis.
eThe rate shown is the annualized seven-day yield at period end.
fSee Note 6 regarding investments in affiliated management investment companies.

At February 28, 2018, the Fund had the following futures contracts outstanding. See Note 4.

Futures Contracts

				Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Value*	Date	(Depreciation)
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	89	$ 10,139,742	6/29/18	$(7,481)
U.S. Treasury 10 Yr. Note	Short	77	9,243,610	6/20/18	(14,642)
U.S. Treasury Long Bond	Short	2	286,875	6/20/18	(1,818)
U.S. Treasury Ultra 10 Yr. Note	Short	4	512,250	6/20/18	(1,698)
Total Futures Contracts					$(25,639)

*As of period end.

Abbreviations
Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

  libertyshares.com                                                                                   Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

As approved by the Fund’s Board of Trustees (the Board) on March 8, 2018, the Fund’s fiscal year-end changed to March 31st. This resulted in the Fund having a fiscal year that was shorter than a full calendar year for the period ended March 31, 2018.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. SECURITES PURCHASED ON A TBA BASIS

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

5. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change
	Shares Held			Shares Held	Value at			in Unrealized
	at Beginning	Gross	Gross	at End	End of	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 1.02%	4,589,062	102,031,806	(102,506,006)	4,114,862	$4,114,862	$19,684	$ -	$ -

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-		$52,869,711	$-	$52,869,711
Mortgage-Backed Securities	-		101,436,258	-	101,436,258
Short Term Investments	4,114,862		-	-	4,114,862
Total Investments in Securities	$4,114,862		$154,305,969	$-	$158,420,831

Liabilities:
Other Financial Instruments:
Futures Contracts	$25,639	$	- $	-	$25,639

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure other than those disclosed in the Statement of Investments.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By  /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2018

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 26, 2018